UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia              2/14/03
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         115
                                             -------------------------

Form 13F Information Table Value Total:      $  227,389
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
Abercrombie & Fitch Co.             COM     002896207    1627       79530     SH           SOLE                  79530
ABM Industries, Inc.                COM     000957100    1027       66250     SH           SOLE                  66250
Alcoa, Inc.                         COM     013817101    3093      135798     SH           SOLE                 135798
Allete, Inc.                        COM     018522102    1330       58650     SH           SOLE                  58650
Allied Capital, Inc.                COM     01903Q108    3035      139038     SH           SOLE                 139038
American Axle & Manufacturing       COM     024061103     995       42500     SH           SOLE                  42500
Ameripath Inc.                      COM     03071D109    1697       78925     SH           SOLE                  78925
Amgen, Inc.                         COM     031162100     251        5200     SH           SOLE                   5200
AMN Healthcare Services             COM     001744101     736       43550     SH           SOLE                  43550
Apogee Enterprises                  COM     037598109     986      110185     SH           SOLE                 110185
Apria Healthcare Group Com          COM     037933108    1849       83125     SH           SOLE                  83125
Arrow International, Inc.           COM     042764100     990       24340     SH           SOLE                  24340
Arvinmeritor, Inc.                  COM     043353101    1751      105015     SH           SOLE                 105015
Ashland, Inc.                       COM     044204105    2810       98485     SH           SOLE                  98485
Bank of America                     COM     060505104     914       13139     SH           SOLE                  13139
Bank of New York                    COM     064057102     570       23800     SH           SOLE                  23800
Barr Laboratories                   COM     068306109    2645       40630     SH           SOLE                  40630
BB&T Corp.                          COM     054937107     419       11330     SH           SOLE                  11330
Bear Stearns                        COM     073902108    2487       41867     SH           SOLE                  41867
Beazer Homes USA, Inc.              COM     07556Q105    1002       16535     SH           SOLE                  16535
Blyth, Inc.                         COM     09643P108    1884       70390     SH           SOLE                  70390
Boeing Co.                          COM     097023105    3426      103838     SH           SOLE                 103838
Briggs & Stratton Corp.             COM     109043109    3296       77610     SH           SOLE                  77610
California Amplifier Inc.           COM     129900106      64       12600     SH           SOLE                  12600
Caterpillar, Inc.                   COM     149123101    3632       79450     SH           SOLE                  79450
Centex Construction Products        COM     15231R109    2630       74830     SH           SOLE                  74830
Charter One Financial Inc.          COM     160903100    2822       98242     SH           SOLE                  98242
Cigna Corp.                         COM     125509109    2749       66850     SH           SOLE                  66850
Clark/Bardes Inc.                   COM     180668105    1842       95665     SH           SOLE                  95665
Coca Cola Co.                       COM     191216100     245        5589     SH           SOLE                   5589
Comerica, Inc.                      COM     200340107    3047       70471     SH           SOLE                  70471
Constellation Brands, Inc.          COM     21036P108    2395      101002     SH           SOLE                 101002
Convergys Corp                      COM     212485106    2462      162525     SH           SOLE                 162525
Cooper Cos                          COM     216648402    1236       49420     SH           SOLE                  49420
Countrywide Financial Corp.         COM     222372104    3717       71963     SH           SOLE                  71963
Crane Co.                           COM     224399105    1237       62085     SH           SOLE                  62085
CTS Corp.                           COM     126501105    1608      207520     SH           SOLE                 207520
Del Monte Foods Co Com              COM     24522p103     245       31845     SH           SOLE                  31845
Deucalion Research, Inc.            COM     251468104       0      115000     SH           SOLE                 115000
Diebold, Inc.                       COM     253651103    4151      100696     SH           SOLE                 100696
Donaldson, Inc. Com                 COM     257651109    1666       46275     SH           SOLE                  46275
Donnelley & Sons Co                 COM     257867101    1106       50800     SH           SOLE                  50800
DTE Energy Co.                      COM     233331107    3302       71155     SH           SOLE                  71155
EI Dupont                           COM     263534109     266        6270     SH           SOLE                   6270
Electronic Data Systems             COM     285661104    2276      123505     SH           SOLE                 123505
Everest Re Group LTD Com            COM     G3223R108    2657       48055     SH           SOLE                  48055
Exxon Mobile Corp.                  COM     30231g102     477       13656     SH           SOLE                  13656
Ezcony Interamerica                 COM     G3287M102       0       20100     SH           SOLE                  20100
FirstEnergy Corp.                   COM     337932107    4793      145364     SH           SOLE                 145364
FirstMerit Corp. Com                COM     337915102    1876       86612     SH           SOLE                  86612
Footstar, Inc                       COM     344912100     730      104862     SH           SOLE                 104862
Ford Motor Co.                      COM     345370860    3028      325583     SH           SOLE                 325583
FPL Group, Inc.                     COM     302571104     886       14735     SH           SOLE                  14735
Franklin Electric Co.               COM     353514102     814       16950     SH           SOLE                  16950
GenCorp, Inc.                       COM     368682100    1028      129800     SH           SOLE                 129800
General Cable Del New Com.          COM     369300108     737      193940     SH           SOLE                 193940
General Electric Co.                COM     369604103     211        8649     SH           SOLE                   8649
Goodrich, BF Co.                    COM     382388106    2169      118400     SH           SOLE                 118400
Guidant Corp.                       COM     401698105    3949      128010     SH           SOLE                 128010
Haemonetics Corp Com                COM     405024100     840       39150     SH           SOLE                  39150
Halliburton Co.                     COM     406216101    2400      128300     SH           SOLE                 128300
Harland John H. Co.                 COM     412693103     943       42600     SH           SOLE                  42600
Harman International Industries     COM     413086109    2273       38209     SH           SOLE                  38209
Haverty Furniture Co., Inc.         COM     419596101    1709      122916     SH           SOLE                 122916
HJ Heinz Co.                        COM     423074103    2388       72664     SH           SOLE                  72664
Johnson Controls, Inc.              COM     478366107    4225       52705     SH           SOLE                  52705
Jones Apparel Group, Inc.           COM     480074103    3417       96428     SH           SOLE                  96428
K Mart Corp.                        COM     482584109     101      504485     SH           SOLE                 504485
Kellwood Co.                        COM     488044108    2100       80750     SH           SOLE                  80750
Lafarge Corp.                       COM     505862102    1180       35935     SH           SOLE                  35935
LSI Logic Corp.                     COM     502161102    2260      391705     SH           SOLE                 391705
Manitowoc, Inc.                     COM     563571108    1888       74032     SH           SOLE                  74032
May Department Stores Co.           COM     577778103    2459      107000     SH           SOLE                 107000
Maytag Corp.                        COM     578592107    3844      134880     SH           SOLE                 134880
MBNA Corp.                          COM     55262L100    3086      162249     SH           SOLE                 162249
McCormick & Co.                     COM     579780206    2555      110140     SH           SOLE                 110140
Metris Cos Inc. Com                 COM     591598107      26       10400     SH           SOLE                  10400
Moog, Inc.                          COM     615394202    1820       58647     SH           SOLE                  58647
Nabors Industries, Inc.             COM     629568106    2905       82375     SH           SOLE                  82375
National Commerce Financial Co      COM     63545P104     377       15791     SH           SOLE                  15791
Nicor, Inc.                         COM     654086107    2140       62880     SH           SOLE                  62880
Norsk Hydro                         COM     656531605    2668       60074     SH           SOLE                  60074
Oakley Inc.                         COM     673662102     326       31750     SH           SOLE                  31750
Orthodontic Centers of America      COM     68750P103    1976      181162     SH           SOLE                 181162
Pfizer, Inc.                        COM     717081103    3255      106475     SH           SOLE                 106475
Polaris Industries, Inc.            COM     731068102    3145       53675     SH           SOLE                  53675
PPG Industries                      COM     693506107    4175       83260     SH           SOLE                  83260
Quaker Chemical Corp.               COM     747316107    2484      107060     SH           SOLE                 107060
Quanta Svcs, Inc. Com               COM     74762E102     263       75050     SH           SOLE                  75050
Regis Corp.                         COM     758932107    1745       67130     SH           SOLE                  67130
Reinsurance Group Amer Inc          COM     759351109    1427       52710     SH           SOLE                  52710
Safeway, Inc.                       COM     786514208    2235       95670     SH           SOLE                  95670
Salton, Inc.                        COM     795757103     274       28500     SH           SOLE                  28500
Sara Lee Corp.                      COM     803111103    5382      239087     SH           SOLE                 239087
Schering Plough Corp.               COM     806605101     689       31015     SH           SOLE                  31015
Smithfield Foods, Inc.              COM     832248108    2928      147560     SH           SOLE                 147560
Standex International Corp.         COM     854231107    2655      111369     SH           SOLE                 111369
Superior Industries International   COM     868168105    1519       36720     SH           SOLE                  36720
TBC Corp.                           COM     872180104    1204      100264     SH           SOLE                 100264
Telefonos de Mexico SA              COM     879403780    2877       89959     SH           SOLE                  89959
Toll Brothers, Inc.                 COM     889478103    2290      113381     SH           SOLE                 113381
Toro Co.                            COM     891092108    2603       40740     SH           SOLE                  40740
Tyco International, Ltd.            COM     902124106    3484      204002     SH           SOLE                 204002
United Technologies                 COM     913017109    3554       57380     SH           SOLE                  57380
Universal Corp.                     COM     913456109    1457       39425     SH           SOLE                  39425
US Bancorp                          COM     902973304    1866       87945     SH           SOLE                  87945
Vasomedical Inc.                    COM     922232110      37       39100     SH           SOLE                  39100
Verizon Communications              COM     92343V104    3515       90704     SH           SOLE                  90704
VF Corp.                            COM     918204108    3280       90984     SH           SOLE                  90984
Vintage Petroleum, Inc.             COM     927460105    2484      235460     SH           SOLE                 235460
Wachovia Corp. New                  COM     929903102    5507      151112     SH           SOLE                 151112
Washington Federal, Inc.            COM     938824109    2791      112323     SH           SOLE                 112323
Washington Mutual, Inc.             COM     939322103    3066       88780     SH           SOLE                  88780
Webster Financial Corp.             COM     947890109     364       10450     SH           SOLE                  10450
Xeta Technology                     COM     983909102      53       17000     SH           SOLE                  17000

REPORT SUMMARY           115 DATA RECORDS           $227,389           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

